SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Cost	$ 13,027	$ 13,027	$ 13,027	$ 13,027
Accumulated amortization	(2,537)	(1,929)	(1,304)	(656)
Foreign exchange translation	(1,113)	(602)	(76)	5
Balance	$ 9,378	$ 10,496	$ 11,647	$ 12,376